Deposits (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposit, Amount
Demand, NOW, and money market accounts	$ 405,100,488	$ 390,319,695
Savings deposits	51,191,715	56,856,613
Time deposits $100,000 and over	177,919,765	243,488,663
12 months or less	113,512,566	154,118,379
13-36 months	40,164,500	44,608,981
37 months or more	12,372,512	21,701,475
Total deposits	800,261,546	911,093,806
Accrued interest payable	117,630	470,917
Deposit Liabilities And Accrued Interest Payable, Total	$ 800,379,176	$ 911,564,723
Weighted average interest rates
Demand, NOW, and money market accounts	0.22%	0.36%
Savings deposits	0.05%	0.53%
Time deposits $100,000 and over	1.41%	1.93%
12 months or less	0.65%	1.19%
13-36 months	1.72%	1.94%
37 months or more	1.67%	2.78%
Total deposits	0.62%	1.07%
Minimum
Range of interest rates
Demand, NOW, and money market accounts	0.00%	0.00%
Savings deposits	0.05%	0.00%
Time deposits $100,000 and over	0.00%	0.00%
12 months or less	0.03%	0.00%
13-36 months	0.05%	0.40%
37 months or more	0.15%	0.75%
Maximum
Range of interest rates
Demand, NOW, and money market accounts	1.49%	1.49%
Savings deposits	0.05%	0.88%
Time deposits $100,000 and over	4.35%	5.92%
12 months or less	5.40%	5.36%
13-36 months	4.35%	5.40%
37 months or more	2.58%	3.70%